Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund - Institutional Shares Institutional) (Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Index Fund - Institutional Shares)
12 Months Ended
Oct. 31, 2013
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Annual Total Return
2013	14.52%
2012	18.57%
2011	(14.21%)
2010	11.93%
2009	39.01%
2008	(43.96%)